Note 5 - Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Asset Held for Sale [Text Block]
NOTE
5
– ASSETS HELD FOR SALE

In
December 2015,
the Company put
four
parcels owned in Idaho up for auction. Three of the
four
properties sold but settled in
January 2016
for a gross sales price of
$172,948.
The Company received net process of
$155,187,
net of
$17,761
of selling expenses. On
April 21, 2016,
the Company sold the
fourth
parcel for gross proceeds of
$418,000.
The Company received net process of
$380,000,
net of a
10%
buyer’s premium paid to the auction firm, J.P. King.